UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5696
                                   ---------------------------

                             AXP Global Series, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                50606 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                    (Address of principal executive offices)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 330-9283
                                                    --------------

Date of fiscal year end: 10/31/04
                         --------

Date of reporting period: 07/31/04
                          --------

Item 1.  Schedule of Investments.

                              AXP GLOBAL BOND FUND
                           A FEEDER FUND INVESTING IN
                             WORLD INCOME PORTFOLIO
                     PORTFOLIO HOLDINGS AS OF JULY 31, 2004

Investments in Securities

World Income Portfolio

July 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (96.0%)(c)
Issuer                   Coupon              Principal             Value(a)
                          rate                amount

Australia (1.7%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75%             $270,000              $290,925
New South Wales Treasury
  (Australian Dollar)
   03-01-08               8.00             8,000,000             6,012,575
Queensland Treasury
  (Australian Dollar)
   06-14-05               6.50             3,000,000             2,123,444
Telstra
  (U.S. Dollar)
   04-01-12               6.38               500,000               542,398
Total                                                            8,969,342

Austria (2.1%)
Republic of Austria
  (European Monetary Unit)
   01-15-10               5.50             8,500,000            11,131,051

Brazil (0.2%)
Federal Republic of Brazil
  (U.S. Dollar)
   04-15-14               8.00             1,254,865             1,180,703

Canada (2.7%)
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   03-15-14               6.75                60,000(d)             57,600
Canada Housing Trust
  (Canadian Dollar)
   06-15-06               5.53             3,220,000             2,521,918
Canadian Pacific Railway
  (Canadian Dollar)
   06-15-10               4.90               380,000(d)            284,578
CanWest Media
  (U.S. Dollar) Series B
   04-15-13               7.63               250,000               260,625
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25               125,000               127,500
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75               165,000               176,550
Domtar
  (U.S. Dollar)
   12-01-13               5.38               765,000               732,424
Jean Coutu Group PJC
  (U.S. Dollar) Sr Nts
   08-01-12               7.63                75,000(d,h)           75,563
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75               260,000               261,300
Province of British Columbia
  (Canadian Dollar)
   08-23-10               6.38             6,400,000             5,244,486
Province of Ontario
  (Canadian Dollar)
   03-08-06               5.90             3,300,000             2,588,346
Province of Quebec
  (Japanese Yen) (MBIA Insured)
   05-09-13               1.60           150,000,000(i)          1,334,607
Russel Metals
  (U.S. Dollar) Sr Nts
   03-01-14               6.38               140,000               131,600
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25               200,000               208,583
Sun Media
  (U.S. Dollar)
   02-15-13               7.63               200,000               207,000
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88               125,000               121,250
Total                                                           14,333,930

Croatia (0.2%)
Croatia
  (European Monetary Unit)
   03-14-11               6.75               660,000               886,524

Denmark (1.1%)
Kingdom of Denmark
  (Danish Krone)
   03-15-06               8.00            16,000,000             2,801,136
Realkredit Danmark
  (Danish Krone)
   01-01-06               4.00            17,800,000             2,931,070
Total                                                            5,732,206

Finland (2.2%)
Republic of Finland
  (European Monetary Unit)
   07-04-07               5.00             9,400,000            11,917,849

France (2.8%)
Cie Financement Foncier
  (European Monetary Unit)
   02-02-06               2.75             2,000,000             2,410,840
Dexia Municipal Agency
  (European Monetary Unit)
   04-26-07               5.38             4,700,000             5,997,940
France Telecom
  (U.S. Dollar)
   03-01-06               8.20               700,000(e)            748,808
Govt of France
  (European Monetary Unit)
   04-25-12               5.00             4,400,000             5,639,341
Total                                                           14,796,929

Germany (9.2%)
Allgemeine Hypo Bank
  (European Monetary Unit)
   09-02-09               5.00             1,860,000(d)          2,368,496

See accompanying notes to investments in securities.

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1   --   WORLD INCOME PORTFOLIO   --   PORTFOLIO HOLDINGS AS OF JULY 31, 2004

Issuer                   Coupon              Principal             Value(a)
                          rate                amount

Germany (cont.)
Bayerische Landesbank
  (Japanese Yen) Sr Nts
   04-22-13               1.40%          150,000,000            $1,306,788
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-10               5.25             2,750,000             3,568,882
   07-04-13               3.75             9,600,000            11,201,054
   07-04-27               6.50             7,470,000            11,104,492
Bundesschatzanweisungen
  (European Monetary Unit)
   12-16-05               2.75             6,300,000             7,607,658
Depfa Pfandbriefbank
  (European Monetary Unit)
   01-15-10               5.50             2,200,000             2,872,842
Deutsche Bank
  (European Monetary Unit)
   07-28-09               4.25               500,000               614,832
Eurohypo
  (European Monetary Unit)
   07-05-10               5.75             2,200,000             2,906,688
Hypothekenbk In Essen
  (European Monetary Unit)
   07-06-09               4.25             2,400,000             2,962,682
Westfaelische Hypobank
  (European Monetary Unit)
   04-24-06               4.75             2,300,000             2,859,563
Total                                                           49,373,977

Greece (4.3%)
Hellenic Republic
  (European Monetary Unit)
   06-21-06               2.75             7,600,000             9,137,080
   05-18-11               5.35             6,300,000             8,182,120
   10-22-22               5.90             4,200,000             5,672,410
Total                                                           22,991,610

Hungary (0.5%)
Govt of Hungary
  (Hungarian Forint)
   04-12-05               7.75           565,000,000             2,672,757

Ireland (--%)
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12               9.63               125,000               140,000

Italy (8.4%)
Buoni Poliennali Del Tes
  (European Monetary Unit)
   03-01-07               4.50             8,800,000            10,998,953
   10-15-07               5.00             8,700,000            11,041,865
   02-01-13               4.75             9,300,000            11,614,949
   11-01-26               7.25             3,486,283             5,546,863
Republic of Italy
  (Japanese Yen)
   03-27-08               3.80           500,000,000             5,016,056
Telecom Italia
  (European Monetary Unit)
   02-01-07               5.63               500,000               633,353
Total                                                           44,852,039

Japan (5.1%)
Development Bank of Japan
  (Japanese Yen)
   06-20-12               1.40           650,000,000             5,765,662
Govt of Japan
  (Japanese Yen)
   03-20-09               0.70           390,000,000             3,487,197
   12-21-09               1.70           970,000,000             9,058,318
   03-22-10               1.70           320,000,000             2,981,812
   06-20-12               1.40           700,000,000             6,223,363
Total                                                           27,516,352

Luxembourg (0.6%)
BCP Caylux
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63                65,000(d)             67,763
Michelin Finance Luxembourg
  (European Monetary Unit)
   04-16-09               6.13               500,000               653,641
Telecom Italia Capital
  (U.S. Dollar)
   11-15-13               5.25             2,330,000(d)          2,288,561
Total                                                            3,009,965

Malaysia (0.3%)
Petronas Capital
  (U.S. Dollar)
   05-22-12               7.00             1,500,000(d)          1,659,415

Mexico (0.7%)
United Mexican States
  (Japanese Yen)
   06-06-06               6.75            62,000,000               618,628
  (U.S. Dollar)
   03-03-15               6.63             3,150,000             3,200,400
Total                                                            3,819,028

Netherlands (3.4%)
Bank of Nederlandse Gemeenten
  (British Pound)
   08-06-07               7.38             1,100,000             2,104,996
Deutsche Telekom Intl Finance
  (European Monetary Unit)
   05-29-07               7.50               500,000               666,392
  (U.S. Dollar)
   07-22-13               5.25             1,900,000             1,877,447
Govt of Netherlands
  (European Monetary Unit)
   07-15-12               5.00             8,700,000            11,118,939
Intl Nederland Bank
  (European Monetary Unit) Sr Nts
   01-29-09               4.25               600,000               739,688
RWE Finance
  (European Monetary Unit)
   10-26-07               5.50               500,000               640,364
Vodafone Finance
  (European Monetary Unit)
   05-27-09               4.75               740,000               922,788
Total                                                           18,070,614

New Zealand (1.5%)
Govt of New Zealand
  (New Zealand Dollar)
   11-15-06               8.00             8,800,000             5,805,842
   11-15-11               6.00             3,530,000(d)          2,200,639
Total                                                            8,006,481

Norway (1.7%)
A/S Eksportfinans
  (Japanese Yen)
   06-21-10               1.80           340,000,000             3,163,037
Govt of Norway
  (Norwegian Krone)
   05-16-11               6.00            36,800,000             5,821,051
Total                                                            8,984,088

Poland (1.0%)
Republic of Poland
  (Polish Zloty)
   02-12-06               8.50            11,600,000             3,231,449
   11-24-09               6.00             9,000,000             2,301,588
Total                                                            5,533,037

Romania (0.1%)
Govt of Romania
  (European Monetary Unit)
   05-08-12               8.50               550,000               801,189

South Korea (0.1%)
Korea Development Bank
  (Japanese Yen)
   06-25-08               0.98            70,000,000               624,225

Spain (7.1%)
Govt of Spain
  (European Monetary Unit)
   10-31-07               4.25             8,950,000            11,139,996
   07-30-09               5.15             9,500,000            12,258,810
   01-31-10               4.00             9,400,000            11,477,654
La Caixa De Barcelona
  (European Monetary Unit)
   03-04-10               3.50             2,500,000             2,958,435
Total                                                           37,834,895

Supra-National (2.8%)
European Investment Bank
  (British Pound)
   12-07-11               5.50             3,000,000             5,473,833
Inter-American Development Bank
  (Japanese Yen)
   07-08-09               1.90         1,035,000,000             9,776,279
Total                                                           15,250,112

Sweden (0.5%)
Govt of Sweden
  (Swedish Krona)
   04-20-06               3.50            19,000,000             2,503,584

United Kingdom (3.4%)
British Telecom
  (U.S. Dollar)
   12-15-10               8.38               700,000               825,017

See accompanying notes to investments in securities.

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2   --   WORLD INCOME PORTFOLIO   --   PORTFOLIO HOLDINGS AS OF JULY 31, 2004

Issuer                   Coupon              Principal             Value(a)
                          rate                amount

United Kingdom (cont.)
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-07               9.50%           $8,750,000(b,j)         $175,000
HSBC Holdings
  (U.S. Dollar) Sub Nts
   12-12-12               5.25             1,090,000             1,097,395
United Kingdom Treasury
  (British Pound)
   12-07-07               7.25             3,900,000             7,567,369
   11-25-10               6.25             2,900,000             5,604,390
   03-07-12               5.00             1,600,000             2,892,172
Total                                                           18,161,343

United States (32.4%)
Aesop Funding II LLC
  (U.S. Dollar) Series 2002-1A Cl A1
   10-20-06               3.85               500,000(d,f)          507,107
Airgas
  (U.S. Dollar)
   10-01-11               9.13               195,000               219,131
Allied Waste North America
  (U.S. Dollar) Series B
   04-01-08               8.88               200,000               218,000
Apogent Technologies
  (U.S. Dollar) Sr Sub Nts
   05-15-13               6.50               175,000               194,250
Arvinmeritor
  (U.S. Dollar)
   02-15-09               6.80                75,000                75,375
ASIF Global Financing
  (U.S. Dollar)
   01-17-13               4.90             3,800,000(d)          3,751,170
AT&T
  (U.S. Dollar)
   03-15-09               6.00                10,000                 9,520
AT&T Wireless Services
  (U.S. Dollar) Sr Nts
   03-01-11               7.88               500,000               574,671
Ball
  (U.S. Dollar)
   12-15-12               6.88               335,000               343,794
Bank of America
  (U.S. Dollar) Sr Nts
   02-01-07               5.25             1,000,000             1,045,493
  (U.S. Dollar) Sub Nts
   08-15-13               4.75               800,000               773,262
Bear Stearns Commercial Mtge Securities
  (U.S. Dollar) Series 2003-T10 Cl A1
   03-13-40               4.00               655,354(f)            643,898
Boyd Gaming
  (U.S. Dollar) Sr Sub Nts
   12-15-12               7.75                35,000                36,050
   04-15-14               6.75                75,000(d)             72,094
Caesars Entertainment
  (U.S. Dollar) Sr Sub Nts
   05-15-11               8.13               235,000               259,380
Case New Holland
  (U.S. Dollar) Sr Nts
   06-01-09               6.00                40,000(d)             38,800
CBD Media/Finance
  (U.S. Dollar)
   06-01-11               8.63                60,000                64,050
Centerpoint Energy
  (U.S. Dollar)
   02-15-11               7.75               130,000               148,186
Chesapeake Energy
  (U.S. Dollar) Sr Nts
   06-15-14               7.50                75,000(d)             78,938
   08-15-14               7.00                30,000(d,h)           30,300
   01-15-16               6.88                20,000                19,700
Chiquita Brands Intl
  (U.S. Dollar) Sr Nts
   03-15-09              10.56               225,000               243,844
Choctaw Resort Development Enterprises
  (U.S. Dollar) Sr Nts
   04-01-09               9.25               150,000               161,250
Citigroup
  (European Monetary Unit) Sr Nts
   05-21-10               3.88             2,600,000             3,100,815
Comcast
  (U.S. Dollar)
   03-15-11               5.50             2,150,000             2,192,978
Comcast Cable Communication Holdings
  (U.S. Dollar)
   03-15-13               8.38               106,000               125,667
Compass Minerals Group
  (U.S. Dollar)
   08-15-11              10.00               200,000               221,999
Consumers Energy
  (U.S. Dollar) 1st Mtge Series C
   04-15-08               4.25               550,000               549,207
Cott Beverages
  (U.S. Dollar)
   12-15-11               8.00               300,000               319,500
CS First Boston Mtge Securities
  (U.S. Dollar) Series 2004-C1 Cl A2
   01-15-37               3.52               500,000(f)            487,400
CSC Holdings
  (U.S. Dollar) Sr Nts
   12-15-07               7.88               150,000               157,500
   04-15-12               6.75                40,000(d)             38,400
D.R. Horton (U.S. Dollar) Sr Nts
   05-01-13               6.88               150,000               156,750
DaimlerChrysler NA Holding
  (U.S. Dollar)
   11-15-13               6.50               400,000               417,540
  (European Monetary Unit)
   01-16-07               5.63               670,000               847,770
Del Monte
  (U.S. Dollar) Series B
   05-15-11               9.25               200,000               218,000
Dex Media West LLC/Finance
  (U.S. Dollar) Sr Nts Series B
   08-15-10               8.50                55,000                60,500
DirectTV Holdings/Finance
  (U.S. Dollar) Sr Nts
   03-15-13               8.38               150,000               168,000
Domino's Pizza LLC
  (U.S. Dollar) Sr Sub Nts
   07-01-11               8.25               125,000               133,438
EDRS Technologies
  (U.S. Dollar) Sr Sub Nts
   11-01-13               6.88                80,000                80,400
Echostar DBS
  (U.S. Dollar) Sr Nts
   10-01-08               5.75               125,000               124,063
El Paso Natl Gas
  (U.S. Dollar) Sr Nts Series A
   08-01-10               7.63               160,000               166,400
Emmis Operating
  (U.S. Dollar)
   05-15-12               6.88                70,000(d)             68,600
Encore Acquisition
  (U.S. Dollar) Sr Sub Nts
   04-15-14               6.25               140,000(d)            134,750
Federal Home Loan Mtge Corp
  (European Monetary Unit)
   01-15-06               5.25             1,800,000             2,243,802
  (U.S. Dollar)
   07-01-17               6.00               531,551               555,740
   09-01-17               6.50               610,321               645,945
   05-01-18               5.50             1,196,309             1,230,012
   10-01-18               5.00             1,010,558(f)          1,020,912
   04-01-33               6.00             2,489,621             2,561,495
   08-01-33               6.50               467,292(f)            488,640
   11-01-33               5.00             1,536,135             1,501,574
  Collateralized Mtge Obligation
  (U.S. Dollar)
   11-15-28               4.50             1,063,777(f)          1,056,510
Federal Natl Mtge Assn
  (U.S. Dollar)
   01-01-09               5.74             1,205,274             1,278,191
   01-01-13               4.92               519,805               525,866
   02-01-13               4.87             1,350,726             1,350,370
   12-01-13               4.98             4,964,564             4,961,678
   03-01-17               5.50             1,311,848             1,352,375
   03-01-17               6.00               386,464               403,800
   04-01-17               6.50             1,310,504             1,392,059
   06-01-17               6.00               952,840(f)            995,584
   08-01-18               4.50             2,268,283(f)          2,237,891
   11-01-18               5.50             2,222,679             2,288,443
   12-01-18               5.00             4,522,694             4,570,304
   07-01-23               5.00             1,330,860(f)          1,322,721
   12-01-31               6.50               515,492               540,372
   05-01-32               7.00             1,649,671             1,745,864
   05-01-32               7.50               932,451               997,393
   06-01-32               7.00               809,384               858,773
   07-01-32               6.50               591,223               617,751
   08-01-32               6.50             2,613,117             2,731,748
   09-01-32               6.50               560,989               589,287
   11-01-32               7.50             1,303,014             1,393,763
   03-01-33               5.50             2,670,946             2,685,623
   03-01-33               6.00             3,196,341             3,282,768
   04-01-33               6.00             3,401,299             3,501,251
   05-01-33               6.00               809,951               833,042
   06-01-33               5.50             4,535,286(f)          4,569,637
   07-01-33               7.00             1,206,054             1,274,568
   09-01-33               5.50               745,945(h)            749,609
   09-01-33               5.50             2,103,270             2,113,602
   11-01-33               6.50             3,518,297             3,680,275

See accompanying notes to investments in securities.

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3   --   WORLD INCOME PORTFOLIO   --   PORTFOLIO HOLDINGS AS OF JULY 31, 2004

Issuer                   Coupon              Principal             Value(a)
                          rate                amount

United States (cont.)
Finlay Fine Jewelry
  (U.S. Dollar) Sr Nts
   06-01-12               8.38%              $30,000(d)            $31,500
Ford Motor
  (U.S. Dollar)
   10-01-28               6.63               650,000               568,680
Foundation PA Coal
  (U.S. Dollar) Sr Nts
   08-01-14               7.25                30,000(d)             30,075
Freescale Semiconductor
  (U.S. Dollar) Sr Nts
   07-15-11               6.88                95,000(d)             95,713
GE Financial Assurance Holdings
  (Japanese Yen)
   06-20-11               1.60           130,000,000             1,141,078
General Electric Capital
  (European Monetary Unit)
   06-20-07               5.13               500,000               632,920
Georgia Gulf
  (U.S. Dollar) Sr Nts
   12-15-13               7.13                55,000(d)             55,275
Georgia-Pacific
  (U.S. Dollar)
   02-01-10               8.88               185,000               212,288
GMAC
  (U.S. Dollar)
   03-02-11               7.25             1,900,000             1,995,988
Goldman Sachs Group
  (U.S. Dollar)
   05-15-09               6.65               500,000               547,375
Govt Natl Mtge Assn
  (U.S. Dollar)
   10-15-33               5.50             1,855,594(f)          1,870,749
  Collateralized Mtge Obligation
  Interest Only
  (U.S. Dollar)
   01-20-32               0.00             3,191,015(f,g)          469,749
Grant Prideco Escrow
  (U.S. Dollar)
   12-15-09               9.00               250,000               275,000
Graphic Packaging Intl
  (U.S. Dollar) Sr Nts
   08-15-11               8.50                35,000                37,975
GS Mtge Securities
  (U.S. Dollar) Series 2004-GG2 Cl A6
   08-01-38               5.40             1,850,000(f,h)        1,859,172
Gulfterra Energy Partner
  (U.S. Dollar) Sr Nts
   06-01-10               6.25               280,000               285,600
Hilton Hotels
  (U.S. Dollar)
   12-01-12               7.63               200,000               220,750
Historic TW
  (U.S. Dollar)
   05-15-29               6.63             1,910,000             1,884,589
Host Marriott
  (U.S. Dollar) Sr Nts
   08-15-12               7.00               110,000(d,h)          108,625
IASIS Healthcare
  (U.S. Dollar) Sr Sub Nts
   06-15-14               8.75                70,000(d)             72,450
Intl Paper
  (European Monetary Unit)
   08-11-06               5.38               505,000               631,961
IPALCO Enterprises
  (U.S. Dollar)
   11-14-08               8.38               250,000               280,000
J.P. Morgan Chase
  (U.S. Dollar) Sub Nts
   03-15-14               4.88               480,000               459,230
Jefferson Smurfit
  (U.S. Dollar)
   10-01-12               8.25                85,000                90,738
Jorgensen Earle M.
  (U.S. Dollar)
   06-01-12               9.75                50,000                55,250
Joy Global
  (U.S. Dollar) Series B
   03-15-12               8.75                60,000                67,500
Key Energy Services
  (U.S. Dollar) Series C
   03-01-08               8.38               130,000               135,850
  (U.S. Dollar) Sr Nts
   05-01-13               6.38                70,000                66,150
Kraft Foods
  (U.S. Dollar)
   10-01-08               4.00             1,100,000             1,091,189
L-3 Communications
  (U.S. Dollar)
   06-15-12               7.63               250,000               267,500
Lamar Media
  (U.S. Dollar)
   01-01-13               7.25                50,000                51,625
Lehman Brothers Holdings
  (U.S. Dollar)
   08-07-08               3.50               500,000               488,455
MacDermid
  (U.S. Dollar)
   07-15-11               9.13                35,000                39,113
Manitowoc
  (U.S. Dollar)
   11-01-13               7.13               200,000               203,000
Meritage
  (U.S. Dollar)
   06-01-11               9.75               145,000               160,225
Merrill Lynch Mtge Trust
  (U.S. Dollar) Series 2003-KEY1 Cl A4
   11-12-35               5.24               750,000(f)            754,549
Metropolitan Edison
  (U.S. Dollar)
   03-15-13               4.95             1,010,000               980,585
MGM Mirage
  (U.S. Dollar)
   10-01-09               6.00                45,000                44,550
  (U.S. Dollar) Sr Nts
   02-27-14               5.88                50,000                46,000
Mohegan Tribal Gaming
  (U.S. Dollar) Sr Sub Nts
   04-01-12               8.00               150,000               162,563
   08-15-14               7.13                15,000(d,h)           15,188
Morgan Stanley, Dean Witter
  (European Monetary Unit)
   03-16-06               5.25             2,400,000             2,995,430
NeighborCare
  (U.S. Dollar) Sr Sub Nts
   11-15-13               6.88                25,000                25,875
Newfield Exploration
  (U.S. Dollar) Sr Sub Nts
   08-15-12               8.38               340,000               367,200
Nextel Communications
  (U.S. Dollar) Sr Nts
   10-31-13               6.88               150,000               153,000
Nissan Auto Receivables Owner Trust
  (U.S. Dollar) Series 2003-A Cl A4
   07-15-08               2.61               500,000(f)            495,750
Norcraft Companies LP/Finance
  (U.S. Dollar) Sr Sub Nts
   11-01-11               9.00                90,000(d)             94,500
Nortek
  (U.S. Dollar) Sr Sub Nts Series B
   06-15-11               9.88                75,000                87,281
Northwest Pipeline
  (U.S. Dollar)
   03-01-10               8.13                10,000                11,088
Offshore Logistics
  (U.S. Dollar)
   06-15-13               6.13               140,000               135,800
Omnicare
  (U.S. Dollar) Sr Sub Nts
   06-01-13               6.13                70,000                66,500
Overseas Private Investment
  (U.S. Dollar) U.S. Govt Guaranty Series 1996A
   09-15-08               6.99             3,750,000             4,049,737
Owens-Brockway Glass
  (U.S. Dollar)
   05-15-11               7.75               115,000               121,900
Pacific Energy
  (U.S. Dollar) Sr Nts
   06-15-14               7.13                60,000(d)             61,800
Pacific Life
  (U.S. Dollar)
   09-15-33               6.60               700,000(d)            733,908
Peabody Energy
  (U.S. Dollar) Series B
   03-15-13               6.88               295,000               303,850
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38               450,000               472,500
Plains E & P
  (U.S. Dollar) Sr Nts
   06-15-14               7.13               125,000(d)            128,438
Pride Intl
  (U.S. Dollar) Sr Nts
   07-15-14               7.38                30,000(d)             30,938

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   --   WORLD INCOME PORTFOLIO   --   PORTFOLIO HOLDINGS AS OF JULY 31, 2004

Issuer                   Coupon              Principal             Value(a)
                          rate                amount

United States (cont.)
Prime Hospitality
  (U.S. Dollar) Sr Sub Nts Series B
   05-01-12               8.38%              $50,000               $52,625
Qwest
  (U.S. Dollar)
   11-01-04               7.20               150,000               151,500
   03-15-12               9.13               175,000(d)            192,063
Ryland Group
  (U.S. Dollar) Sr Nts
   06-01-08               5.38               310,000               315,038
SBC Communications
  (U.S. Dollar)
   08-15-12               5.88               300,000               311,583
Schuler Homes
  (U.S. Dollar)
   07-15-09               9.38                85,000                93,500
Silgan Holdings
  (U.S. Dollar) Sr Sub Nts
   11-15-13               6.75               125,000               122,500
Southern Star Central
  (U.S. Dollar)
   08-01-10               8.50               100,000               108,500
Speedway Motorsports
  (U.S. Dollar) Sr Sub Nts
   06-01-13               6.75                70,000(d)             70,525
Sprint Capital
  (U.S. Dollar)
   11-15-28               6.88             1,500,000             1,492,773
SPX
  (U.S. Dollar) Sr Nts
   06-15-11               6.25                65,000                63,375
Station Casinos
  (U.S. Dollar) Sr Nts
   04-01-12               6.00               100,000                97,500
Susquehanna Media
  (U.S. Dollar) Sr Sub Nts
   04-15-13               7.38               140,000               143,500
TD Funding
  (U.S. Dollar)
   07-15-11               8.38               135,000               142,425
Toyota Motor Credit
  (Japanese Yen)
   06-09-08               0.75           297,000,000             2,661,701
Transcontinental Gas Pipeline
  (U.S. Dollar) Series B
   08-15-11               7.00               175,000               185,063
Triad Hospitals
  (U.S. Dollar) Sr Nts
   05-15-12               7.00               140,000               143,150
TRW Automotive
  (U.S. Dollar) Sr Nts
   02-15-13               9.38                70,000                79,800
U.S. Treasury
  (U.S. Dollar)
   05-15-14               4.75            24,615,000(m)         25,142,869
   08-15-23               6.25             7,585,000(k)          8,507,647
   02-15-26               6.00             5,390,000(k)          5,884,576
United Auto Group
  (U.S. Dollar)
   03-15-12               9.63                75,000                82,125
US Bank NA Minnesota
  (U.S. Dollar)
   08-01-11               6.38             1,700,000             1,851,990
Valmont Inds
  (U.S. Dollar)
   05-01-14               6.88               140,000(d)            139,300
Vanguard Health Systems
  (U.S. Dollar)
   08-01-11               9.75               115,000               132,250
Verizon Pennsylvania
  (U.S. Dollar) Series A
   11-15-11               5.65             3,660,000(k)          3,760,979
Wachovia
  (U.S. Dollar)
   08-15-08               3.50               400,000               392,460
Wachovia Bank Commercial Mtge Trust
  (U.S. Dollar) Series 2003-C8 Cl A2
   11-15-35               3.89             1,250,000(f)          1,233,465
Washington Mutual Bank FA
  (U.S. Dollar) Sub Nts
   06-15-11               6.88               950,000             1,049,733
   08-15-14               5.65             1,375,000(h)          1,373,004
Wells Fargo Bank NA
  (U.S. Dollar) Sub Nts
   02-01-11               6.45             2,380,000             2,609,683
William Carter
  (U.S. Dollar) Series B
   08-15-11              10.88               150,000               168,750
Williams Companies
  (U.S. Dollar)
   03-15-12               8.13               170,000               185,724
Total                                                          173,191,121

Total bonds
(Cost: $494,096,717)                                          $513,944,366

Short-term securities (7.9%)(l)
Issuer                  Effective             Amount               Value(a)
                          yield             payable at
                         maturity

U.S. government agency (7.2%)
Federal Home Loan Mtge Corp Disc Nts
  08-03-04                1.08%           $4,600,000            $4,599,447
  08-10-04                1.10               400,000               399,865
  08-17-04                1.28             5,000,000             4,996,800
  08-26-04                1.32            10,000,000             9,990,100
  09-07-04                1.30             3,500,000             3,495,077
  09-21-04                1.36            15,000,000            14,970,025
Total                                                           38,451,314

Commercial paper (0.7%)
Credit Suisse First Boston New York
  08-30-04                1.41             3,900,000             3,895,265

Total short-term securities
(Cost: $42,347,915)                                            $42,346,579

Total investments in securities
(Cost: $536,444,632)(n)                                       $556,290,945

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5   --   WORLD INCOME PORTFOLIO   --   PORTFOLIO HOLDINGS AS OF JULY 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2004.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2004, the value of these securities amounted to $15,583,072 or 2.9% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2004.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows as of July 31, 2004.

(h) At July 31, 2004 the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,176,943.

(i) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

     MBIA -- MBIA Insurance Corporation

(j) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at July 31, 2004, is as follows:

     Security                                    Acquisition           Cost
                                                    dates
     Greater Beijing First Expressways
       (U.S. Dollar) 9.50% Sr Nts 2007     06-12-97 thru 09-16-98    $410,923

(k) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security                                           Notional amount
     Sale contracts
     U.S. Treasury Notes, Sept. 2004, 10-year                     $17,400,000

(l) Cash collateral received from security lending activity is invested in short-term securities and represents 4.8% of this category. 3.1% of the short-term securities is the Fund's cash equivalent position.

(m)  Security is partially or fully on loan.

(n) At July 31, 2004, the cost of securities for federal income tax purposes was approximately $536,445,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $22,840,000
     Unrealized depreciation                                       (2,994,000)
                                                                   ----------
     Net unrealized appreciation                                  $19,846,000
                                                                  -----------

                                                              S-6309-80 A (9/04)

                           AXP GLOBAL TECHNOLOGY FUND
                           A FEEDER FUND INVESTING IN
                          WORLD TECHNOLOGIES PORTFOLIO
                     PORTFOLIO HOLDINGS AS OF JULY 31, 2004

Investments in Securities

World Technologies Portfolio

July 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (99.7%)
Issuer                                         Shares           Value(a)

Cellular telecommunications (6.0%)
Nextel Communications Cl A                    193,000(b)     $4,392,680
Vodafone Group ADR                            217,500(c)      4,726,275
Western Wireless Cl A                         108,500(b)      2,863,315
Total                                                        11,982,270

Computer hardware (18.9%)
Cisco Systems                                 611,500(b)     12,755,890
Dell                                          281,300(b)      9,977,711
EMC                                           943,500(b)     10,350,195
Gateway                                     1,066,000(b)      4,797,000
Total                                                        37,880,796

Computer software & services (36.6%)
Affiliated Computer Services Cl A              47,000(b)      2,439,300
Aspen Technology                              406,000(b,d)    2,407,580
Blue Coat Systems                             138,035(b)      2,555,028
Check Point Software Technologies             181,000(b,c)    3,600,090
Citrix Systems                                324,000(b)      5,708,880
Cognizant Technology Solutions                150,000(b)      4,132,500
Foundry Networks                              241,400(b)      2,476,764
i2 Technologies                             2,820,000(b)      2,115,000
Informatica                                   697,000(b)      4,230,790
Juniper Networks                              282,000(b)      6,474,720
Macromedia                                    303,500(b)      6,130,700
MAXIMUS                                       158,000(b)      5,051,260
MicroStrategy Cl A                            104,000(b)      4,187,040
OPNET Technologies                            100,000(b)        930,000
Paychex                                       105,000         3,224,550
PeopleSoft                                    198,000(b)      3,567,960
Quest Software                                306,000(b)      3,690,360
Secure Computing                              255,000(b)      1,763,325
SINA                                          125,000(b,c)    3,543,750
Take-Two Interactive Software                  75,000(b)      2,349,000
TIBCO Software                                381,000(b)      2,693,670
Total                                                        73,272,267

Electronics (20.6%)
Agere Systems Cl A                          2,272,000(b)      2,817,280
Analog Devices                                160,300         6,363,909
Broadcom Cl A                                 174,000(b)      6,152,640
FormFactor                                    106,000(b)      2,128,480
Intel                                         174,500         4,254,310
Marvell Technology Group                      284,500(b,c)    6,606,090
Samsung Electronics                            16,900(c)      6,028,486
SpatiaLight                                   268,925(b,d)    1,414,546
Taiwan Semiconductor Mfg ADR                  769,491(c)      5,478,774
Total                                                        41,244,515

Leisure time & entertainment (1.6%)
Gemstar-TV Guide Intl                         696,500(b)      3,231,760

Media (12.7%)
eBay                                           50,000(b)      3,916,500
iVillage                                      450,000(b)      2,326,500
Sirius Satellite Radio                      1,100,000(b)      2,783,000
XM Satellite Radio Holdings Cl A              155,000(b)      4,090,450
Yahoo!                                        398,000(b)     12,258,400
Total                                                        25,374,850

Retail -- general (3.4%)
Best Buy                                       65,000         3,130,400
Circuit City Stores                           260,000         3,666,000
Total                                                         6,796,400

Total common stocks
(Cost: $218,064,584)                                       $199,782,858

Other (--%)(b)
Issuer                                         Shares           Value(a)

UBI Soft Entertainment
  Warrants                                      5,712           $15,519

Total other
(Cost: $19,674)                                                 $15,519

Option purchased (0.1%)
Issuer               Contracts    Exercise   Expiration         Value(a)
                                    price       date

Call
Phil
Semiconductor           375         $440      Aug. 2004        $157,500

Total option purchased
(Cost: $694,875)                                               $157,500

Short-term securities (1.6%)(e)
Issuer               Effective                 Amount           Value(a)
                       yield                 payable at
                                              maturity

U.S. government agency
Federal Natl Mtge Assn Disc Nts
  08-04-04             1.06%               $1,400,000        $1,399,795
  08-25-04             1.38                 1,900,000         1,898,113

Total short-term securities
(Cost: $3,298,014)                                           $3,297,908

Total investments in securities
(Cost: $222,077,147)(f)                                    $203,253,785

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- WORLD TECHNOLOGIES PORTFOLIO -- PORTFOLIO HOLDINGS AS OF JULY 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2004, the value of foreign securities represented 15.0% of net assets.

(d)  Security is partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.6% of this category.

(f) At July 31, 2004, the cost of securities for federal income tax purposes was approximately $222,077,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                               $  4,907,000
     Unrealized depreciation                                (23,730,000)
                                                            -----------
     Net unrealized depreciation                           $(18,823,000)
                                                           ------------

                                                              S-6395-80 A (9/04)

                     AXP THREADNEEDLE EMERGING MARKETS FUND
                           A FEEDER FUND INVESTING IN
                           EMERGING MARKETS PORTFOLIO
                     PORTFOLIO HOLDINGS AS OF JULY 31, 2004

Investments in Securities

Emerging Markets Portfolio

July 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (92.4%)(c)
Issuer                                            Shares           Value(a)

Brazil (8.3%)

Banks and savings & loans (0.5%)
Unibanco - Uniao de
  Bancos Brasileiros ADR                          64,222        $1,394,260

Energy (1.1%)
Petroleo Brasileiro ADR                          117,373         3,010,617

Metals (3.2%)
Companhia Vale do
  Rio Doce ADR                                   191,506         8,445,414

Paper & packaging (1.2%)
Aracruz Celulose ADR                              95,957         3,320,112

Utilities -- electric (0.7%)
Companhia Energetica
  de Minas Gerais                            100,900,000         1,858,422

Utilities -- telephone (1.6%)
Brasil Telecom
  Participacoes ADR                              141,374         4,241,220

Chile (0.6%)

Banks and savings & loans
Banco Santander Chile ADR                         59,341         1,578,471

China (2.3%)

Metals (1.0%)
Yanzhou Coal Mining Cl H                       2,120,000         2,568,593

Multi-industry (0.6%)
China Merchants
  Holdings Intl                                1,070,000         1,502,192

Telecom equipment & services (0.7%)
China Telecom Cl H                             5,978,000         1,992,769

Czechoslovakia Federated Republic (1.3%)

Banks and savings & loans
Komercni Banka                                    34,584         3,531,496

Estonia (1.5%)

Banks and savings & loans
Hansabank                                        484,881         4,010,518

Hong Kong (2.4%)

Real estate (1.0%)
Sun Hung Kai Properties                          326,000         2,758,603

Utilities -- telephone (1.4%)
China Mobile                                   1,333,000         3,871,025

Hungary (2.1%)

Health care products
Gedeon Richter                                    56,160         5,554,435

India (4.7%)

Banks and savings & loans (2.1%)
Housing Development
Finance                                          266,809         3,302,378
State Bank of India ADR                          108,232         2,464,443
Total                                                            5,766,821

Beverages & tobacco (1.4%)
ITC                                              166,009(b)      3,696,791

Computer software & services (1.2%)
Infosys Technologies                              92,544         3,094,926

Israel (4.2%)

Computer software & services (1.5%)
Check Point Software
  Technologies                                   197,926(b)      3,936,748

Electronics (0.9%)
Orbotech                                         138,300(b)      2,353,728

Health care products (1.8%)
Teva Pharmaceutical
  Inds ADR                                       165,820         4,908,272

Malaysia (4.1%)

Banks and savings & loans (0.8%)
Malayan Banking                                  773,200         2,177,168

Cellular telecommunications (1.5%)
Maxis Communications                           1,727,000         3,999,368

Leisure time & entertainment (1.1%)
Resorts World                                  1,228,100         2,924,817

Telecom equipment & services (0.7%)
Telekom Malaysia Berhad                          730,200         1,979,226

Mexico (10.6%)

Beverages & tobacco (2.1%)
Fomento Economico
  Mexicano ADR                                    62,649         2,752,797
Grupo Modelo Series C                          1,122,400         2,778,461
Total                                                            5,531,258

Cellular telecommunications (4.5%)
America Movil ADR Series L                       333,537        11,917,277

Media (1.6%)
Grupo Televisa ADR                                91,000         4,277,000

Real estate (1.0%)
Consorcio ARA                                    974,500(b)      2,647,170

Retail -- general (1.4%)
Wal-Mart de Mexico                             1,217,521         3,703,133

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1  --   EMERGING MARKETS PORTFOLIO   --   PORTFOLIO HOLDINGS AS OF JULY 31, 2004

Issuer                                            Shares           Value(a)

Russia (7.6%)

Energy (5.3%)
Lukoil ADR                                       107,756       $11,745,405
Surgutneftegaz ADR                                71,676         2,411,897
Total                                                           14,157,302

Utilities -- natural gas (0.5%)
Gazprom ADR                                       42,990(d)      1,268,205

Utilities -- telephone (1.8%)
Mobile Telesystems ADR                            42,122         4,930,380

South Africa (7.2%)

Banks and savings & loans (2.9%)
FirstRand                                      2,152,700         3,455,333
Standard Bank Group                              660,361         4,529,095
Total                                                            7,984,428

Insurance (1.1%)
Sanlam                                         2,007,100         2,807,695

Precious metals (1.1%)
Impala Platinum Holdings                          37,997         3,012,424

Telecom equipment & services (2.1%)
Telkom South Africa                              427,805         5,488,625

South Korea (14.3%)

Banks and savings & loans (1.9%)
Kookmin Bank                                     188,990(b)      5,197,629

Beverages & tobacco (2.6%)
KT&G                                             287,300         6,906,014

Electronics (7.0%)
Samsung Electronics                               51,570        18,395,799

Insurance (0.9%)
Samsung Fire & Marine                             42,590         2,382,708

Retail -- general (0.8%)
Shinsegae                                          8,770         2,044,333

Telecom equipment & services (1.1%)
SK Telecom                                        18,620         2,532,575
SK Telecom ADR                                    26,764           472,652
Total                                                            3,005,227

Taiwan (12.6%)

Banks and savings & loans (4.3%)
Chinatrust Financial Holding                   6,264,840         6,368,909
Taishin Financial Holdings                     6,288,000         4,789,734
Total                                                           11,158,643

Computer hardware (0.7%)
Asustek Computer                                 908,000         1,995,137

Electronics (5.6%)
Acer                                           1,834,173         2,342,892
Optimax Technology                               927,302         1,956,047
Taiwan Semiconductor Mfg                       6,598,774         8,293,658
Yageo                                          5,214,000(b)      2,146,213
Total                                                           14,738,810

Insurance (1.0%)
Cathay Financial Holding                       1,623,000         2,662,760

Telecom equipment & services (1.0%)
Taiwan Cellular                                3,074,000         2,755,820

Thailand (4.9%)

Banks and savings & loans (3.5%)
Bangkok Bank                                   1,142,000(b)      2,629,423
Kasikornbank Public                            4,505,600(b)      5,187,009
Kiatnakin Finance                              1,908,700         1,491,895
Total                                                            9,308,327

Home building (0.6%)
Land & Houses Public                           7,846,500         1,711,549

Utilities -- telephone (0.8%)
Advanced Info Service                            927,700         2,158,488

Turkey (2.7%)

Banks and savings & loans (0.6%)
Akbank T.A.S.                                402,393,539         1,661,762

Beverages & tobacco (0.4%)
Anadolu Efes Biracilik
  ve Malt Sanayil                             82,129,403         1,132,433

Food (1.2%)
Migros Turk T.A.S.                           562,074,078         3,011,796

Furniture & appliances (0.5%)
Arcelik                                      251,090,026         1,345,431

United Kingdom (1.1%)

Metals
BHP Billiton                                     324,012         2,970,758

Total common stocks
(Cost: $233,120,697)                                          $246,744,333

Preferred stocks (3.3%)(c)
Issuer                                            Shares           Value(a)

Brazil (1.6%)

Banco Itau Holding
  Financeira                                  47,380,000        $4,394,397

South Korea (1.7%)

Samsung Electronics                               17,840         4,395,142

Total preferred stocks
(Cost: $6,002,775)                                              $8,789,539

Short-term securities (2.6%)
Issuer            Effective                       Amount           Value(a)
                    yield                       payable at
                  maturity

U.S. government agencies (2.1%)
Federal Home Loan Mtge Corp Disc Nt
  08-24-04             1.27%                  $5,000,000        $4,995,595
Federal Natl Mtge Assn Disc Nt
  08-25-04             1.24                      700,000           699,375
Total                                                            5,694,970

Commercial paper (0.5%)
Credit Suisse First Boston New York
  08-30-04             1.41                    1,200,000         1,198,543

Total short-term securities
(Cost: $6,894,061)                                              $6,893,513

Total investments in securities
(Cost: $246,017,533)(e)                                       $262,427,385

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2004.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2004, the value of these securities amounted to $1,268,205 or 0.5% of net assets.

(e) At July 31, 2004, the cost of securities for federal income tax purposes was approximately $246,018,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $ 30,428,000
     Unrealized depreciation                                   (14,019,000)
                                                               -----------
     Net unrealized appreciation                              $ 16,409,000
                                                              ------------

                                                              S-6354-80 A (9/04)

                               PORTFOLIO HOLDINGS
                                       FOR
                    AXP(R) THREADNEEDLE GLOBAL BALANCED FUND
                               AS OF JULY 31, 2004

Investments in Securities

AXP Threadneedle Global Balanced Fund

July 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (65.0%)(c)
Issuer                                            Shares           Value(a)

Austria (0.5%)

Utilities -- telephone
Telekom Austria                                   33,728           $522,661

Bermuda (2.2%)

Insurance (1.4%)
PartnerRe                                         11,848            619,769
RenaissanceRe Holdings                            12,604            668,012
Total                                                             1,287,781

Multi-industry (0.8%)
Accenture Cl A                                    31,365(b)         772,520

Brazil (1.9%)

Metals (0.7%)
Companhia Vale do
  Rio Doce ADR                                    16,268            717,419

Paper & packaging (0.6%)
Aracruz Celulose ADR                              16,255            562,423

Utilities -- telephone (0.6%)
Brasil Telecom
  Participacoes ADR                               18,720            561,600

Canada (1.0%)

Banks and savings & loans (0.3%)
TSX Group                                          8,638            310,240

Energy (0.7%)
EnCana                                            13,919            616,645

France (2.9%)

Automotive & related (0.6%)
Renault                                            6,755            532,323

Energy (1.4%)
Total                                              6,956          1,348,872

Multi-industry (0.9%)
Sanofi-Synthelabo                                 13,522            895,714

Germany (1.7%)

Banks and savings & loans (0.7%)
Hypo Real Estate Holding                          22,367(b)         693,214

Computer software & services (0.5%)
T-Online Intl                                     41,029(b)         460,696

Utilities -- electric (0.5%)
RWE                                                9,811            480,048

Hong Kong (2.3%)

Multi-industry (1.1%)
New World Development                          1,225,600            989,958

Real estate (0.5%)
Henderson Land
  Development                                    112,000            492,538

Retail -- general (0.7%)
Esprit Holdings                                  154,500            687,362

India (0.5%)

Banks and savings & loans
State Bank of India ADR                           22,000            500,940

Ireland (0.7%)

Banks and savings & loans
Anglo Irish Bank                                  39,838            630,275

Israel (0.7%)

Computer software & services
Check Point Software
  Technologies                                    35,109(b)         698,318

Italy (0.7%)

Energy
Eni                                               30,551            628,056

Japan (7.6%)

Automotive & related (1.0%)
Honda Motor                                        9,300            453,414
Toyota Motor                                      13,200            531,942
Total                                                               985,356

Banks and savings & loans (0.9%)
Mitsubishi Tokyo
  Financial Group                                     91            816,110

Financial services (0.4%)
Nomura Holdings                                   26,000            357,363

Health care products (0.5%)
Chugai Pharmaceutical                             31,700            498,725

Machinery (1.3%)
Amada                                            112,000            636,718
Komatsu                                          107,000            632,356
Total                                                             1,269,074

Media (0.4%)
Fuji Television Network                              195            426,239

Multi-industry (1.3%)
Canon                                             14,600            714,438
Ricoh                                             28,000            546,550
Total                                                             1,260,988

Real estate (0.9%)
Daito Trust Construction                          13,400            500,224
Mitsui Fudosan                                    28,000            311,811
Total                                                               812,035

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP THREADNEEDLE GLOBAL BALANCED FUND -- PORTFOLIO HOLDINGS
     AS OF JULY 31, 2004

Issuer                                            Shares           Value(a)

Japan (cont.)

Retail -- general (0.5%)
Seven-Eleven Japan                                14,000           $430,692

Textiles & apparel (0.4%)
Onward Kashiyama                                  31,000            423,298

Mexico (1.1%)

Cellular telecommunications
America Movil ADR Series L                        29,717          1,061,788

Netherlands (1.2%)

Aerospace & defense (0.3%)
European Aeronautic
  Defence & Space                                 12,000            330,365

Food (0.9%)
Koninklijke Numico                                25,200(b)         784,955

Singapore (0.5%)

Real estate
City Developments                                126,000            447,355

South Korea (1.7%)

Automotive & related (0.3%)
Hyundai Motor                                      8,670            321,880

Electronics (1.4%)
Samsung Electronics                                2,850          1,016,639
Samsung SDI                                        2,600            243,541
Total                                                             1,260,180

Switzerland (3.3%)

Banks and savings & loans (0.8%)
UBS Cl B                                          11,803            788,771

Health care products (2.3%)
Actelion                                           5,685(b)         542,580
Nobel Biocare Holding                              4,615            630,514
Roche Holding                                      5,292            522,631
Synthes ADR                                        5,180            509,548
Total                                                             2,205,273

Insurance (0.2%)
Swiss Life Holding                                 1,569(b)         182,819

Taiwan (0.7%)

Electronics
Optimax Technology                               169,364            357,256
Taiwan Semiconductor Mfg                         258,337            324,690
Total                                                               681,946

United Kingdom (5.8%)

Aerospace & defense (0.7%)
Rolls-Royce Group                                144,721            635,748

Banks and savings & loans (0.6%)
Royal Bank of Scotland Group                      20,341            572,622

Cellular telecommunications (1.2%)
Vodafone Group                                   516,036          1,120,533

Computer software & services (0.2%)
lastminute.com                                    85,723(b)         204,482

Energy (0.4%)
BP                                                42,199            396,495

Health care products (0.6%)
AstraZeneca                                       13,282            595,198

Industrial services (0.6%)
BOC Group                                         30,879            530,226

Media (0.3%)
Reuters Group                                     49,845            295,433

Retail -- grocery (0.6%)
Tesco                                            129,188            598,682

Telecom equipment & services (0.6%)
mm02                                             323,704(b)         527,542

United States (27.9%)

Banks and savings & loans (1.1%)
Bank of America                                    5,142            437,122
Investors Financial Services                       5,700            260,376
Wells Fargo                                        5,921            339,925
Total                                                             1,037,423

Beverages & tobacco (0.7%)
PepsiCo                                           12,851            642,550

Broker dealers (1.4%)
AmeriTrade Holding                                16,100(b)         178,549
Bear Stearns Companies                             6,255            521,792
Morgan Stanley                                    12,902            636,456
Total                                                             1,336,797

Cable (0.4%)
Cox Communications Cl A                           13,618(b)         375,584

Cellular telecommunications (1.1%)
American Tower Cl A                               44,585(b)         644,699
Nextel Communications Cl A                        15,800(b)         359,608
Total                                                             1,004,307

Chemicals (0.4%)
Ecolab                                            11,397            347,609

Computer hardware (0.9%)
Dell                                              25,164(b)         892,567

Computer software & services (3.3%)
Adobe Systems                                     14,200            598,956
First Data                                         6,864            306,203
Intl Business Machines                             3,171            276,099
Iron Mountain                                     12,750(b)         411,443
Microsoft                                         47,165          1,342,315
State Street                                       6,371            272,743
Total                                                             3,207,759

Electronics (0.3%)
Intel                                             11,750            286,465

Energy (1.9%)
EOG Resources                                      6,313            401,191
ExxonMobil                                         7,889            365,261
Massey Energy                                     11,598            320,685
Valero Energy                                      9,308            697,355
Total                                                             1,784,492

Finance companies (1.5%)
Citigroup                                         31,852          1,404,355

Financial services (0.9%)
Goldman Sachs Group                                5,495            484,603
Moody's                                            6,108            415,955
Total                                                               900,558

Food (0.5%)
Wrigley (Wm) Jr                                    8,255            498,602

Furniture & appliances (0.5%)
Mohawk Inds                                        5,929(b)         436,019

Health care products (4.0%)
Abbott Laboratories                                7,249            285,248
Amgen                                             18,169(b)       1,033,453
Gilead Sciences                                    9,736(b)         629,335
Johnson & Johnson                                 17,095            944,841
Laboratory Corp of America Holdings                8,398(b)         328,866
Pfizer                                             9,549            305,186
St. Jude Medical                                   5,059(b)         344,670
Total                                                             3,871,599

Health care services (0.2%)
WellPoint Health Networks                          1,632(b)         164,995

Household products (1.1%)
Procter & Gamble                                  20,501          1,069,127

Industrial transportation (0.4%)
Norfolk Southern                                  12,976            346,329

Insurance (0.6%)
Prudential Financial                              11,502            535,533

Leisure time & entertainment (0.7%)
Carnival                                          13,344            621,964

Media (1.0%)
Dex Media                                         15,700(b)         302,382
DIRECTV Group                                     21,423(b)         347,267
Lamar Advertising Cl A                             7,200(b)         289,512
Total                                                               939,161

Multi-industry (0.9%)
General Electric                                  25,478            847,144

Retail -- drugstores (0.7%)
Walgreen                                          19,575            712,530

Retail -- general (2.2%)
Circuit City Stores                               30,000            423,000
Home Depot                                        22,539            760,015
Staples                                           13,647            394,125
Wal-Mart Stores                                   10,455            554,220
Total                                                             2,131,360

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   --   AXP THREADNEEDLE GLOBAL BALANCED FUND   --   PORTFOLIO HOLDINGS AS OF
         JULY 31, 2004

Issuer                                            Shares           Value(a)

United States (cont.)

Telecom equipment & services (0.7%)
Crown Castle Intl                                 50,424(b)        $711,987

Utilities -- electric (0.5%)
Duke Energy                                       22,886            492,049

Total common stocks
(Cost: $58,475,524)                                             $61,810,641

Total preferred stock & other (1.0%)(c)
Issuer                                            Shares           Value(a)

Germany (0.9%)
Porsche                                            1,359           $878,407

Singapore (0.1%)
City Developments
  Warrants                                        12,600(b)          26,108

Total preferred stock & other
(Cost: $654,061)                                                   $904,515

Bonds (30.4%)(c)
Issuer                  Coupon                   Principal         Value(a)
                         rate                     amount

Australia (0.2%)
New South Wales Treasury
  (Australian Dollar)
   03-01-08               8.00%                  200,000           $150,314

Austria (3.4%)
Oesterreich Kontrollbank
  (Japanese Yen)
   03-22-10               1.80               347,000,000          3,247,509

Canada (1.7%)
Govt of Canada
  (Canadian Dollar)
   09-01-08               4.25                 1,600,000          1,214,532
Province of British Columbia
  (Canadian Dollar)
   12-01-06               5.25                   500,000            390,963
Total                                                             1,605,495

Denmark (1.2%)
Kingdom of Denmark
  (Danish Krone)
   11-15-04               4.00                   615,000             99,938
   08-15-05               5.00                 6,000,000            994,940
Total                                                             1,094,878

France (3.5%)
French Treasury Note
  (European Monetary Unit)
   07-12-08               3.00                   300,000            356,648
Govt of France
  (European Monetary Unit)
   04-25-10               5.50                 1,800,000          2,362,972
   04-25-13               4.00                   500,000            595,331
Total                                                             3,314,951

Germany (8.0%)
Allgemeine Hypo Bank
  (European Monetary Unit)
   09-02-09               5.00                   850,000          1,082,377
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-05-06               6.00                   150,000            189,159
   01-04-08               5.25                 1,285,000          1,648,303
   07-04-08               4.75                   725,000            917,231
   07-04-10               5.25                   250,000            324,444
   06-20-16               6.00                   434,598            601,351
   07-04-27               6.50                 1,475,000          2,192,654
Rheinische Hypbk
  (European Monetary Unit)
   09-24-08               4.25                   550,000            681,536
Total                                                             7,637,055

Greece (1.3%)
Hellenic Republic
  (European Monetary Unit)
   04-20-09               3.50                   800,000            959,140
   05-20-13               4.60                   200,000            246,213
Total                                                             1,205,353

Italy (5.2%)
Buoni Poliennali Del Tes
  (European Monetary Unit)
   11-01-09               4.25                 2,600,000          3,214,845
   08-01-13               4.25                   600,000            720,756
   11-01-29               5.25                   800,000          1,002,278
Total                                                             4,937,879

Norway (0.3%)
Govt of Norway
  (Norwegian Krone)
   05-16-11               6.00                 2,100,000            332,180

Supra-National (0.5%)
Intl Bank Reconstruction & Development
  (Japanese Yen)
   02-18-08               2.00                55,000,000            520,450

United Kingdom (1.6%)
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-07               9.50                   170,000(b,d)         3,400
United Kingdom Treasury
  (British Pound)
   12-07-05               8.50                   630,000          1,200,895
   03-07-08               5.00                   190,000            344,968
Total                                                             1,549,263

United States (3.5%)
ConocoPhillips
  (U.S. Dollar)
   03-15-28               7.13                   200,000            210,805
Federal Natl Mtge Assn
  (U.S. Dollar)
   05-15-11               6.00                 1,370,000          1,483,611
U.S. Treasury (U.S. Dollar)
   01-31-06               1.88                   535,000            530,821
   05-15-14               4.75                   868,000            886,614
   02-15-26               6.00                   169,000            184,507
Total                                                             3,296,358

Total bonds
(Cost: $24,749,372)                                             $28,891,685

Short-term securities (1.2%)
Issuer                 Effective                  Amount           Value(a)
                         Yield                  payable at
                                                 maturity

Commercial paper
Alpine Securitization
   08-02-04               1.33%                 $600,000           $599,933
Credit Suisse First Boston New York
   08-30-04               1.41                   500,000            499,393

Total short-term securities
(Cost: $1,099,368)                                               $1,099,326

Total investments in securities
(Cost: $84,978,325)(e)                                          $92,706,167

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   --   AXP THREADNEEDLE GLOBAL BALANCED FUND   --   PORTFOLIO HOLDINGS AS OF
         JULY 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at July 31, 2004, is as follows:

     Security                                   Acquisition              Cost
                                                   date
     Greater Beijing First Expressways
      (U.S. Dollar) 9.50% Sr Nts 2007            06-12-97             $57,064

(e) At July 31, 2004, the cost of securities for federal income tax purposes was approximately $84,978,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 9,466,000
     Unrealized depreciation                                       (1,738,000)
                                                                   ----------
     Net unrealized appreciation                                  $ 7,728,000
                                                                  -----------

                                                              S-6352-80 A (9/04)

                            AXP THREADNEEDLE GLOBAL EQUITY FUND
                                A FEEDER FUND INVESTING IN
                                  WORLD GROWTH PORTFOLIO
                          PORTFOLIO HOLDINGS AS OF JULY 31, 2004

Investments in Securities

World Growth Portfolio

July 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.1%)(c)
Issuer                                             Shares          Value(a)

Austria (0.9%)

Utilities -- telephone
Telekom Austria                                    255,176       $3,954,300

Barbados (0.2%)

Insurance
Everest Re Group                                    14,831        1,089,782

Bermuda (3.7%)

Insurance (2.1%)
PartnerRe                                           88,560        4,632,574
RenaissanceRe Holdings                              95,564        5,064,891
Total                                                             9,697,465

Multi-industry (1.6%)
Accenture Cl A                                     292,801(b)     7,211,689

Brazil (4.0%)

Metals (1.7%)
Companhia Vale do
  Rio Doce ADR                                     180,542        7,961,902

Paper & packaging (1.2%)
Aracruz Celulose ADR                               161,264        5,579,734

Utilities -- telephone (1.1%)
Brasil Telecom
  Participacoes ADR                                170,736        5,122,080

Canada (1.3%)

Energy
EnCana                                             132,921        5,888,715

France (5.4%)

Automotive & related (0.5%)
Renault                                             31,000        2,442,932

Energy (2.5%)
Total                                               58,476       11,339,370

Multi-industry (2.4%)
Sanofi-Synthelabo                                  166,582       11,034,599

Germany (2.5%)

Banks and savings & loans (1.5%)
Hypo Real Estate Holding                           218,598(b)     6,774,949

Computer software & services (0.4%)
T-Online Intl                                      170,000(b)     1,908,854

Utilities -- electric (0.6%)
RWE                                                 58,431        2,859,003

Hong Kong (4.6%)

Multi-industry (1.4%)
New World Development                            7,671,600        6,196,610

Real estate (2.2%)
Henderson Land Development                       1,187,000        5,220,024
Sun Hung Kai Properties                            602,000        5,094,107
Total                                                            10,314,131

Retail -- general (1.0%)
Esprit Holdings                                  1,055,000        4,693,638

India (0.8%)

Banks and savings & loans
State Bank of India ADR                            165,794        3,775,129

Ireland (0.8%)

Banks and savings & loans
Anglo Irish Bank                                   226,622        3,585,377

Israel (1.3%)

Computer software & services
Check Point Software
  Technologies                                     296,405(b)     5,895,495

Italy (1.7%)

Energy
Eni                                                383,344        7,880,644

Japan (12.8%)

Automotive & related (1.7%)
Toyota Motor                                       200,000        8,059,728

Banks and savings & loans (1.6%)
Mitsubishi Tokyo
  Financial Group                                      806        7,228,407

Engineering & construction (0.9%)
Daiwa House Inds                                   410,000        4,270,757

Financial services (1.0%)
Nomura Holdings                                    346,000        4,755,671

Machinery (2.3%)
Amada                                              882,000        5,014,159
Komatsu                                            876,000        5,177,044
Total                                                            10,191,203

Multi-industry (2.0%)
Canon                                               92,900        4,545,975
Ricoh                                              251,000        4,899,432
Total                                                             9,445,407

Real estate (1.9%)
Daito Trust Construction                           101,800        3,800,216
Mitsui Fudosan                                     446,000        4,966,700
Total                                                             8,766,916

Retail -- general (0.5%)
Seven-Eleven Japan                                  71,000        2,184,222

Textiles & apparel (0.9%)
Onward Kashiyama                                   308,000        4,205,667

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   WORLD GROWTH PORTFOLIO   --   PORTFOLIO HOLDINGS AS OF JULY 31, 2004

Issuer                                             Shares          Value(a)

Malaysia (0.5%)

Leisure time & entertainment
Resorts World                                      878,900       $2,093,170

Mexico (2.3%)

Cellular telecommunications
America Movil ADR Series L                         301,909       10,787,209

Netherlands (1.6%)

Aerospace & defense (0.5%)
European Aeronautic Defence
  & Space                                           92,000        2,532,796

Food (1.1%)
Koninklijke Numico                                 152,662(b)     4,755,271

Singapore (0.9%)

Real estate
City Developments                                1,155,000        4,100,751

South Korea (3.7%)

Automotive & related (0.8%)
Hyundai Motor                                       93,400        3,467,545

Electronics (2.9%)
Samsung Electronics                                 38,730       13,815,577

Switzerland (5.6%)

Banks and savings & loans (1.2%)
UBS Cl B                                            80,000        5,346,241

Health care products (3.0%)
Actelion                                            67,372(b)     6,430,031
Nobel Biocare Holding                               36,764        5,022,796
Synthes ADR                                         27,900        2,744,477
Total                                                            14,197,304

Insurance (1.4%)
Swiss Life Holding                                  55,778(b)     6,499,232

Taiwan (0.5%)

Electronics
Optimax Technology                               1,031,803        2,176,481

United Kingdom (6.0%)

Aerospace & defense (0.4%)
Rolls-Royce Group                                  392,614        1,724,722

Cellular telecommunications (2.9%)
Vodafone Group                                   6,075,020       13,191,439

Computer software & services (0.5%)
lastminute.com                                   1,035,260(b)     2,469,487

Health care products (1.5%)
AstraZeneca                                        157,752        7,069,237

Retail -- grocery (0.7%)
Tesco                                              650,000        3,012,224

United States (37.0%)

Banks and savings & loans (1.3%)
Investors Financial Services                        42,548        1,943,593
Wachovia                                            33,317        1,476,276
Wells Fargo                                         47,276        2,714,115
Total                                                             6,133,984

Beverages & tobacco (0.5%)
PepsiCo                                             44,297        2,214,850

Broker dealers (2.4%)
AmeriTrade Holding                                 196,250(b)     2,176,413
Bear Stearns Companies                              58,232        4,857,713
Morgan Stanley                                      84,528        4,169,766
Total                                                            11,203,892

Cable (0.5%)
Cox Communications Cl A                             75,933(b)     2,094,232

Cellular telecommunications (1.8%)
American Tower Cl A                                401,802(b)     5,810,057
Nextel Communications Cl A                         100,500(b)     2,287,380
Total                                                             8,097,437

Computer hardware (1.8%)
Dell                                               235,553(b)     8,355,065

Computer software & services (4.3%)
Adobe Systems                                      113,600        4,791,648
Microsoft                                          424,783       12,089,325
State Street                                        76,031        3,254,887
Total                                                            20,135,860

Energy (1.9%)
EOG Resources                                       40,000        2,542,000
Valero Energy                                       81,024        6,070,318
Total                                                             8,612,318

Finance companies (3.2%)
Citigroup                                          336,413       14,832,449

Financial services (1.2%)
Goldman Sachs Group                                 62,472        5,509,406

Food (0.8%)
Wrigley (Wm) Jr                                     61,007        3,684,823

Furniture & appliances (0.5%)
Mohawk Inds                                         31,429(b)     2,311,289

Health care products (6.4%)
Amgen                                              123,402(b)     7,019,106
Gilead Sciences                                     90,575(b)     5,854,768
Johnson & Johnson                                  177,115        9,789,146
Laboratory Corp of America Holdings                 64,205(b)     2,514,268
Myogen                                              93,459(b)       695,335
St. Jude Medical                                    58,688(b)     3,998,413
Total                                                            29,871,036

Household products (1.8%)
Procter & Gamble                                   162,240        8,460,816
Common stocks (continued)

Insurance (0.6%)
Prudential Financial                                57,142        2,660,532

Media (2.3%)
Dex Media                                          117,878(b)     2,270,330
DIRECTV Group                                      290,939(b)     4,716,121
Lamar Advertising Cl A                              89,200(b)     3,586,732
Total                                                            10,573,183

Retail -- drugstores (0.9%)
Walgreen                                           109,179        3,974,116

Retail -- general (1.9%)
Home Depot                                         177,503        5,985,401
Staples                                             95,861        2,768,466
Total                                                             8,753,867

Telecom equipment & services (1.2%)
Crown Castle Intl                                  396,546(b)     5,599,230

Utilities -- electric (1.7%)
Duke Energy                                        359,305        7,725,058

Total common stocks
(Cost: $438,188,653)                                           $452,356,505

Preferred stock & other (1.0%)(c)
Issuer                                             Shares          Value(a)

Germany
Porsche                                              6,537       $4,225,276

Singapore
City Developments
  Warrants                                         115,500(b)       239,323

Total preferred stock & other
(Cost: $3,369,108)                                               $4,464,599

Short-term security (0.9%)
Issuer                 Effective                  Principal        Value(a)
                         yield                     amount

Commercial paper
Variable Funding Capital
  08-02-04               1.34%                  $4,200,000       $4,199,531

Total short-term security
(Cost: $4,199,687)                                               $4,199,531

Total investments in securities
(Cost: $445,757,448)(d)                                        $461,020,635

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- WORLD GROWTH PORTFOLIO -- PORTFOLIO HOLDINGS AS OF JULY 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2004.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At July 31, 2004, the cost of securities for federal income tax purposes was approximately $445,757,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $ 33,482,000
     Unrealized depreciation                                   (18,219,000)
                                                               -----------
     Net unrealized appreciation                              $ 15,263,000
                                                              ------------



                                                              S-6334-80 A (9/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP Global Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 29, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          September 29, 2004